Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 8 - Other Current Liabilities

	December 31,
	2018	2017
	U.S. Dollars (in thousands)

Accrued employee compensation and related benefits	7,405	6,248
Commissions	6,571	4,204
Accrued expenses	2,861	1,306
Advances from customers	2,729	2,552
Deferred revenues	1,302	1,037
Accrued warranty costs (1)	1,714	1,300
Government institutions and income tax payable	597	748

	23,179	17,395

(1)	Changes in the accrued warranty costs are as follows:

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (in thousands)
Beginning of year	1,300	1,102	1,113
Accruals	2,930	2,222	1,823
Usage	(2,516)	(2,024)	(1,834)

Balance at end of year	1,714	1,300	1,102